Intangibles - Disclosure of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangibles - beginning of period	$ 24,390	$ 24,380
Additions	0	62
Amortization	(51)	(52)
Intangibles - end of period	24,339	24,390
Gross carrying value [Member]
Disclosure of detailed information about intangible assets [line items]
Intangibles - beginning of period	24,442
Intangibles - end of period	24,442	24,442
Accumulated amortization and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Intangibles - beginning of period	(52)
Intangibles - end of period	$ (103)	$ (52)